Item 1. Schedule of Investments

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 15.0%
Diversified Consumer Services 1.0%
Apollo Group, Class A *	1,420,000	94,274
		94,274
Hotels, Restaurants & Leisure 3.2%
Carnival	1,900,000	94,962
Harrah's Entertainment	415,000	27,054
International Game Technology	2,050,000	55,350
Marriott, Class A	610,000	38,430
McDonald's	790,000	26,457
Wynn Resorts *	1,000,000	45,150
		287,403
Household Durables 0.6%
Fortune Brands	325,000	26,432
Harman International	250,000	25,568
		52,000
Internet & Catalog Retail 1.3%
Amazon.com *	1,210,000	54,813
eBay *	1,500,000	61,800
		116,613
Media 4.4%
Comcast, Class A *	1,500,000	43,170
McGraw-Hill	625,000	30,025
News Corp., Class A	3,580,000	55,812
Omnicom	325,000	27,180
Rogers Communications, Class B	1,150,000	45,367
Scripps, Class A	1,060,000	52,968
Time Warner	4,600,000	83,306
Viacom, Class B	1,600,000	52,816
		390,644
Multiline Retail 2.5%
Kohl's *	1,900,000	95,342
Target	2,440,000	126,709
		222,051
Specialty Retail 2.0%
Best Buy	1,425,000	62,030
Home Depot	3,160,000	120,523
		182,553
Total Consumer Discretionary		1,345,538

CONSUMER STAPLES 5.5%
Beverages 1.4%
Coca-Cola	885,000	38,223
PepsiCo	1,530,000	86,766
		124,989
Food & Staples Retailing 2.1%
CVS	1,150,000	33,362
Sysco	1,000,000	31,370
Wal-Mart	2,800,000	122,696
		187,428
Household Products 0.5%
Procter & Gamble	700,000	41,622
		41,622
Personal Products 1.1%
Gillette	1,700,000	98,940
		98,940
Tobacco 0.4%
Altria Group	520,000	38,329
		38,329
Total Consumer Staples		491,308

ENERGY 6.6%
Energy Equipment & Services 4.7%
Baker Hughes	2,000,000	119,360
BJ Services	920,000	33,111
Schlumberger	1,810,000	152,728
Smith International	2,800,000	93,268
Transocean *	400,000	24,524
		422,991
Oil, Gas & Consumable Fuels 1.9%
ExxonMobil	1,600,000	101,664
Murphy Oil	300,000	14,961
Total ADR	365,000	49,574
		166,199
Total Energy		589,190

FINANCIALS 19.8%
Capital Markets 10.0%
AmeriTrade *	3,000,000	64,440
Bank of New York	100,000	2,941
Charles Schwab	4,700,000	67,821
E*TRADE Financial *	1,000,000	17,600
Franklin Resources	1,540,000	129,298
Goldman Sachs	700,000	85,106
Legg Mason	1,100,000	120,659
Mellon Financial	1,400,000	44,758
Merrill Lynch	1,570,000	96,320
Morgan Stanley	100,000	5,394
Northern Trust	1,780,000	89,979
State Street	3,070,000	150,185
UBS (CHF)	250,000	21,334
		895,835
Commercial Banks 1.1%
U.S. Bancorp	950,000	26,676
Wells Fargo	1,240,000	72,627
		99,303
Consumer Finance 2.2%
American Express	2,100,000	120,624
SLM Corporation	1,475,000	79,119
		199,743
Diversified Financial Services 2.6%
Citigroup	5,200,000	236,704
		236,704
Insurance 3.9%
AFLAC	400,000	18,120
American International Group	2,810,000	174,107
Hartford Financial Services	1,060,000	81,800
Marsh & McLennan	2,000,000	60,780
Willis Group Holdings	325,000	12,204
		347,011
Total Financials		1,778,596

HEALTH CARE 17.9%
Biotechnology 4.2%
Amgen *	2,275,000	181,249
Biogen Idec *	10,000	395
Genentech *	1,180,000	99,368
Gilead Sciences *	2,000,000	97,520
		378,532
Health Care Equipment & Supplies 2.9%
Biomet	700,000	24,297
Medtronic	2,230,000	119,572
St. Jude Medical *	1,450,000	67,860
Stryker	925,000	45,723
		257,452
Health Care Providers & Services 6.9%
Aetna	100,000	8,614
Caremark RX *	1,150,000	57,420
Quest Diagnostics	500,000	25,270
UnitedHealth Group	5,830,000	327,646
WellPoint *	2,710,000	205,472
		624,422
Pharmaceuticals 3.9%
Abbott Laboratories	250,000	10,600
Johnson & Johnson	1,780,000	112,638
Novartis (CHF)	340,000	17,317
Pfizer	3,130,000	78,156
Roche Holding (CHF)	130,000	18,133
Schering-Plough	300,000	6,315
Sepracor *	610,000	35,984
Teva Pharmaceutical ADR	250,000	8,355
Wyeth	1,300,000	60,151
		347,649
Total Health Care		1,608,055

INDUSTRIALS & BUSINESS SERVICES 8.8%
Aerospace & Defense 1.9%
General Dynamics	358,000	42,799
Honeywell International	1,810,000	67,875
Lockheed Martin	770,000	47,001
Rockwell Collins	220,000	10,630
		168,305
Air Freight & Logistics 0.1%
UPS, Class B	185,000	12,789
		12,789
Commercial Services & Supplies 0.3%
Cendant	400,000	8,256
ChoicePoint *	300,000	12,951
Cintas	160,000	6,568
		27,775
Industrial Conglomerates 3.9%
GE	8,490,000	285,858
Tyco International	2,410,000	67,119
		352,977
Machinery 2.6%
Danaher	3,470,000	186,790
Deere	700,000	42,840
		229,630
Road & Rail 0.0%
Union Pacific	25,000	1,793
		1,793
Total Industrials & Business Services		793,269

INFORMATION TECHNOLOGY 22.9%
Communications Equipment 3.8%
Cisco Systems *	5,800,000	103,994
Corning *	3,250,000	62,822
Juniper Networks *	1,850,000	44,012
Nokia ADR	3,250,000	54,958
QUALCOMM	1,670,000	74,732
Research In Motion *	58,957	4,033
		344,551
Computers & Peripherals 2.5%
Dell *	4,700,000	160,740
EMC *	4,600,000	59,524
		220,264
Electronic Equipment & Instruments 0.0%
Symbol Technologies	23,472	227
		227
Internet Software & Services 2.6%
Google, Class A *	369,400	116,900
IAC/InterActiveCorp *	680,000	17,238
Yahoo! *	3,000,000	101,520
		235,658
IT Services 2.7%
Accenture, Class A *	1,500,000	38,190
Affiliated Computer Services, Class A *	25,000	1,365
Automatic Data Processing	1,825,000	78,548
First Data	1,600,000	64,000
Fiserv *	790,000	36,237
Paychex	680,000	25,215
		243,555
Semiconductor & Semiconductor Equipment 6.2%
Analog Devices	2,080,000	77,251
Intel	5,320,000	131,138
Linear Technology	730,000	27,441
Marvell Technology Group *	1,030,000	47,493
Maxim Integrated Products	2,590,000	110,463
Samsung Electronics (KRW)	20,000	11,281
Texas Instruments	2,100,000	71,190
Xilinx	2,780,000	77,423
		553,680
Software 5.1%
Adobe Systems	1,400,000	41,790
Intuit *	500,000	22,405
Microsoft	11,100,000	285,603
Oracle *	6,220,000	77,066
Symantec *	1,500,000	33,990
		460,854
Total Information Technology		2,058,789

MATERIALS 1.1%
Chemicals 0.6%
Monsanto	830,000	52,083
		52,083
Metals & Mining 0.5%
BHP Billiton (AUD)	1,600,000	27,209
Nucor	370,000	21,826
		49,035
Total Materials		101,118

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.5%
Telus (Non-voting shares)	1,200,000	48,888
		48,888
Wireless Telecommunication Services 1.7%
America Movil ADR, Series L	1,725,000	45,402
American Tower Systems, Class A *	1,270,000	31,686
Sprint Nextel	3,100,000	73,718
		150,806
Total Telecommunication Services		199,694
Total Common Stocks (Cost $6,806,642)		8,965,557

SHORT-TERM INVESTMENTS 0.1%
Money Market Fund 0.1%
T. Rowe Price Reserve Investment Fund, 3.79% #†	4,136,612	4,137
Total Short-Term Investments (Cost $4,137)		4,137

Total Investments in Securities
99.9% of Net Assets (Cost $6,810,779)		$8,969,694
(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company - See Note 3
ADR	American Depository Receipts
AUD	Australian dollar
CHF	Swiss franc
KRW	South Korean won

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $6,810,779,000. Net unrealized gain aggregated $2,158,919,000 at period-end, of which $2,226,767,000 related to appreciated investments and $67,848,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $495,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $4,137,000 and $69,489,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005